Consolidated statements of income (loss) and comprehensive income (loss) (Statement) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Gold and silver sales	$ 22,733	$ 24,955
Other revenue	4,419	1,811
Total revenue	27,152	26,766
Cost of sales
Purchased cost of gold and silver	5,176	14,364
Depletion of royalty, stream and other interests	13,067	7,869
Total costs of sales	18,243	22,233
Gross profit	8,909	4,533
Other operating expenses (income)
General and administrative expenses	5,708	2,615
Project evaluation expenses	433	93
Share-based compensation	2,367	2,742
Change in fair value of gold prepay loan	690	(5,454)
Share of income of associate	(373)	0
Listing expenses	0	23,492
Total other operating expenses	8,825	23,488
Operating income (loss)	84	(18,955)
Other income (expenses)
Change in fair value of conversion option	1,425	(1,693)
Finance costs	(2,396)	(787)
Other losses	(338)	(27)
Total other expenses	(1,309)	(2,507)
Loss before income taxes	(1,225)	(21,462)
Income tax recovery (expense)	(234)	41,573
Net income (loss) and comprehensive income (loss)	(1,459)	20,111
Net income (loss) and comprehensive income (loss) attributable to:
Nomad Royalty Company Ltd's shareholders	(1,676)	20,111
Non-controlling interests	$ 217	$ 0
Net income (loss) per share
Basic (in dollars per share)	$ (0.03)	$ 0.45
Diluted (in dollars per share)	$ (0.03)	$ 0.45